SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty at beginning of the year	$ 7,022
Additions	21,852	$ 8,492
Utilization	(4,495)	(1,499)
Foreign currency translation adjustment	(331)	29
Accrued warranty at end of the year	24,048	7,022
Including: Current portion of warranty	2,735	483
Non-current portion of warranty	21,313	6,539
Product Warranty Expense	$ 21,852	$ 8,492	$ 0